Northern Lights Fund Trust III

CP High Yield Trend ETF

Incorporated herein by reference is the definitive version of the Prospectus for CP High Yield Trend ETF filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on March 10, 2021, (SEC Accession 0001580642-21-002308).